PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

VOYA VACS SERIES EMHCD FUND
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 59.0%
Angola : 0.8%
750,000
(1)
Angolan Government
International Bond,
8.000
%,
11/26/2029 $ 637,481
0.5
500,000
(1)
Angolan Government
International Bond,
9.500
%,
11/12/2025 489,852
0.3
1,127,333
0.8
Argentina : 1.4%
1,883,777
(2)
Argentine Republic
Government
International Bond,
0.500
% (Step Rate @
0.750% on 07/09/2023),
07/09/2030 630,248
0.4
374,111  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 122,036
0.1
3,406,220
(2)
Argentine Republic
Government
International Bond,
1.500
% (Step Rate @
3.625% on 07/09/2023),
07/09/2035 1,024,615
0.7
701,019
(2)
Argentine Republic
Government
International Bond,
3.875
% (Step Rate @
4.250% on 07/09/2023),
01/09/2038 248,879
0.2
2,025,778
1.4
Bahrain : 1.4%
2,000,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 2,049,074
1.4
Brazil : 0.6%
1,000,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 844,420
0.6
Chile : 0.9%
1,000,000  Chile Government
International Bond,
3.500
%,
01/31/2034 883,217
0.6
500,000  Chile Government
International Bond,
4.000
%,
01/31/2052 408,980
0.3
1,292,197
0.9
Colombia : 2.2%
900,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 668,079
0.4
1,000,000  Colombia Government
International Bond,
4.125
%,
05/15/2051 600,940
0.4
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Colombia: (continued)
750,000  Colombia Government
International Bond,
5.000
%,
06/15/2045 $ 524,002
0.4
400,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 275,800
0.2
500,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 408,609
0.3
664,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 675,357
0.5
3,152,787
2.2
Costa Rica : 1.0%
1,500,000  Costa Rica Government
International Bond,
6.125
%,
02/19/2031 1,492,874
1.0
Cote d'Ivoire : 0.7%
1,044,654
(3)
Ivory Coast Government
International Bond
REGs,
5.750
%,
12/31/2032 977,124
0.7
Dominican Republic : 3.1%
700,000
(1)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 597,551
0.4
500,000
(1)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 392,987
0.3
1,700,000  Dominican Republic
International Bond,
5.875
%,
01/30/2060 1,321,648
0.9
925,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 903,842
0.6
500,000
(1)
Dominican Republic
International Bond,
6.000
%,
02/22/2033 462,342
0.3
500,000
(1)
Dominican Republic
International Bond,
6.875
%,
01/29/2026 504,833
0.4
300,000
(1)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 299,546
0.2
4,482,749
3.1
Ecuador : 0.9%
717,550
(1)(2)
Ecuador Government
International Bond,
1.500
% (Step Rate @
2.500% on 07/31/2023),
07/31/2040 224,952
0.2
1,807,845
(1)(2)
Ecuador Government
International Bond,
2.500
% (Step Rate @
3.500% on 07/31/2023),
07/31/2035 631,894
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ecuador: (continued)
800,850
(1)(2)
Ecuador Government
International Bond,
5.500
% (Step Rate @
6.000% on 07/31/2023),
07/31/2030 $ 389,076
0.3
1,245,922
0.9
Egypt : 1.5%
1,000,000  Egypt Government
International Bond,
5.800
%,
09/30/2027 667,540
0.5
500,000
(1)
Egypt Government
International Bond,
7.500
%,
02/16/2061 252,120
0.2
1,750,000
(1)
Egypt Government
International Bond,
8.700
%,
03/01/2049 948,341
0.6
600,000
(1)
Egypt Government
International Bond,
8.875
%,
05/29/2050 325,002
0.2
2,193,003
1.5
El Salvador : 0.5%
1,000,000
(1)
El Salvador
Government
International Bond,
6.375
%,
01/18/2027 702,465
0.5
Gabon : 0.3%
500,000
(1)
Gabon Government
International Bond,
6.625
%,
02/06/2031 398,930
0.3
Ghana : 1.1%
750,000
(4)
Ghana Government
International Bond,
7.875
%,
03/26/2027 333,685
0.2
2,000,000
(4)
Ghana Government
International Bond,
7.875
%,
02/11/2035 875,040
0.6
1,000,000
(4)
Ghana Government
International Bond,
8.750
%,
03/11/2061 417,166
0.3
1,625,891
1.1
Guatemala : 2.1%
860,000
(1)
Guatemala Government
Bond,
5.250
%,
08/10/2029 820,488
0.6
2,150,000
(1)
Guatemala Government
Bond,
6.600
%,
06/13/2036 2,165,952
1.5
2,986,440
2.1
Honduras : 0.3%
250,000  Honduras Government
International Bond,
5.625
%,
06/24/2030 202,861
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Honduras: (continued)
200,000  Honduras Government
International Bond,
6.250
%,
01/19/2027 $ 182,569
0.1
385,430
0.3
Hungary : 2.2%
1,750,000
(1)
Hungary Government
International Bond,
3.125
%,
09/21/2051 1,091,986
0.7
700,000
(1)
Hungary Government
International Bond,
5.500
%,
06/16/2034 681,383
0.5
500,000  Hungary Government
International Bond,
7.625
%,
03/29/2041 564,965
0.4
875,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 867,193
0.6
3,205,527
2.2
India : 1.0%
500,000  Export-Import Bank
of India,
2.250
%,
01/13/2031 403,080
0.3
1,000,000
(1)
Export-Import Bank
of India,
5.500
%,
01/18/2033 996,828
0.7
1,399,908
1.0
Indonesia : 2.2%
1,250,000  Indonesia Government
International Bond,
5.250
%,
01/17/2042 1,250,280
0.9
320,000  Indonesia Government
International Bond,
5.450
%,
09/20/2052 325,755
0.2
1,250,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 1,630,037
1.1
3,206,072
2.2
Jamaica : 0.9%
600,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 693,902
0.5
500,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 598,015
0.4
1,291,917
0.9
Jordan : 1.0%
1,000,000
(1)
Jordan Government
International Bond,
5.850
%,
07/07/2030 918,710
0.6
500,000
(1)
Jordan Government
International Bond,
7.500
%,
01/13/2029 504,050
0.4
1,422,760
1.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Kazakhstan : 0.6%
900,000
(1)
Kazakhstan
Government
International Bond,
6.500
%,
07/21/2045 $ 952,378
0.6
Kenya : 0.6%
500,000
(1)
Republic of Kenya
Government
International Bond,
6.875
%,
06/24/2024 476,835
0.3
500,000  Republic of Kenya
Government
International Bond,
7.250
%,
02/28/2028 435,004
0.3
911,839
0.6
Lebanon : 0.2%
2,000,000
(4)
Lebanon Government
International Bond,
6.100
%,
10/04/2022 136,660
0.1
2,000,000
(4)
Lebanon Government
International Bond,
6.850
%,
03/23/2027 136,400
0.1
273,060
0.2
Malaysia : 0.7%
1,250,000
(1)
Malaysia Wakala
Sukuk Bhd,
3.075
%,
04/28/2051 960,268
0.7
Mexico : 3.5%
940,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 838,847
0.6
1,000,000  Mexico Government
International Bond,
4.500
%,
04/22/2029 972,228
0.6
1,550,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 1,481,893
1.0
1,829,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,867,697
1.3
5,160,665
3.5
Morocco : 0.2%
500,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 337,375
0.2
Nigeria : 1.9%
500,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 436,935
0.3
1,500,000
(1)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 1,184,865
0.8
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Nigeria: (continued)
500,000  Nigeria Government
International Bond,
7.696
%,
02/23/2038 $ 375,915
0.2
675,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 567,780
0.4
300,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 252,347
0.2
2,817,842
1.9
Oman : 1.4%
500,000
(1)
Oman Government
International Bond,
5.375
%,
03/08/2027 491,456
0.3
800,000  Oman Government
International Bond,
6.000
%,
08/01/2029 801,838
0.6
750,000
(1)
Oman Government
International Bond,
6.500
%,
03/08/2047 701,182
0.5
1,994,476
1.4
Panama : 2.3%
750,000  Panama Government
International Bond,
3.298
%,
01/19/2033 628,777
0.4
500,000  Panama Government
International Bond,
4.500
%,
04/16/2050 388,741
0.3
1,000,000  Panama Government
International Bond,
4.500
%,
01/19/2063 734,122
0.5
1,000,000  Panama Government
International Bond,
6.400
%,
02/14/2035 1,045,329
0.7
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 590,290
0.4
3,387,259
2.3
Paraguay : 1.6%
750,000  Paraguay Government
International Bond,
5.000
%,
04/15/2026 745,307
0.5
650,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 571,797
0.4
1,000,000
(1)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 1,001,602
0.7
2,318,706
1.6
Peru : 0.9%
500,000  Peruvian Government
International Bond,
2.780
%,
12/01/2060 307,030
0.2
500,000  Peruvian Government
International Bond,
2.783
%,
01/23/2031 428,680
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Peru: (continued)
500,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 $ 517,455
0.4
1,253,165
0.9
Philippines : 1.3%
750,000  Philippine Government
International Bond,
5.500
%,
01/17/2048 770,502
0.5
1,000,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 1,084,829
0.8
1,855,331
1.3
Poland : 1.8%
1,400,000  Republic of Poland
Government
International Bond,
4.875
%,
10/04/2033 1,376,872
0.9
1,225,000  Republic of Poland
Government
International Bond,
5.750
%,
11/16/2032 1,287,134
0.9
2,664,006
1.8
Qatar : 1.3%
750,000
(1)
Qatar Government
International Bond,
3.750
%,
04/16/2030 722,735
0.5
750,000
(1)
Qatar Government
International Bond,
4.400
%,
04/16/2050 683,849
0.5
500,000
(1)
Qatar Government
International Bond,
4.817
%,
03/14/2049 481,558
0.3
1,888,142
1.3
Romania : 2.0%
1,500,000
(1)
Romanian Government
International Bond,
3.000
%,
02/14/2031 1,247,017
0.9
1,500,000
(1)
Romanian Government
International Bond,
3.625
%,
03/27/2032 1,278,638
0.9
400,000  Romanian Government
International Bond,
5.125
%,
06/15/2048 342,844
0.2
2,868,499
2.0
Russian Federation : 0.0%
1,000,000
(4)
Russian Foreign Bond
- Eurobond,
5.250
%,
06/23/2047 60,000
0.0
Saudi Arabia : 2.9%
3,000,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 2,115,429
1.4
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Saudi Arabia: (continued)
800,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 $ 606,611
0.4
1,475,000
(1)
Saudi Government
International Bond,
5.500
%,
10/25/2032 1,550,500
1.1
4,272,540
2.9
Senegal : 0.3%
500,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 419,843
0.3
Serbia : 0.4%
500,000  Serbia International
Bond,
2.125
%,
12/01/2030 385,466
0.2
275,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 270,363
0.2
655,829
0.4
South Africa : 2.2%
2,000,000  Republic of South
Africa Government
International Bond,
4.300
%,
10/12/2028 1,771,500
1.2
1,125,000  Republic of South
Africa Government
International Bond,
5.750
%,
09/30/2049 799,144
0.6
800,000  Republic of South
Africa Government
International Bond,
6.300
%,
06/22/2048 615,552
0.4
3,186,196
2.2
Sri Lanka : 1.0%
500,000
(1)(4)
Sri Lanka Government
International Bond,
07/25/2022 232,570
0.2
2,000,000
(1)(4)
Sri Lanka Government
International Bond,
6.825
%,
07/18/2026 947,471
0.6
750,000
(4)
Sri Lanka Government
International Bond,
7.550
%,
03/28/2030 345,299
0.2
1,525,340
1.0
Turkey : 2.6%
950,000  Turkey Government
International Bond,
4.875
%,
10/09/2026 849,912
0.6
500,000  Turkey Government
International Bond,
5.125
%,
02/17/2028 436,050
0.3
750,000  Turkey Government
International Bond,
6.000
%,
01/14/2041 554,298
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Turkey: (continued)
1,000,000  Turkey Government
International Bond,
7.625
%,
04/26/2029 $ 946,351
0.6
1,000,000  Turkey Government
International Bond,
9.875
%,
01/15/2028 1,021,090
0.7
3,807,701
2.6
Ukraine : 0.7%
1,111,000
(4)
Ukraine Government
International Bond,
7.253
%,
03/15/2035 258,885
0.2
650,000
(4)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 152,587
0.1
346,000
(1)(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2024 86,862
0.1
346,000
(1)(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2025 88,342
0.1
346,000
(1)(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2026 84,263
0.1
346,000
(1)(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 83,511
0.0
346,000
(1)(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2028 83,779
0.0
225,000
(1)(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2029 54,323
0.0
500,000
(4)
Ukraine Government
International Bond,
9.750
%,
11/01/2030 125,297
0.1
1,017,849
0.7
United Arab Emirates : 1.0%
1,400,000
(1)
Finance Department
Government of Sharjah,
6.500
%,
11/23/2032 1,447,648
1.0
Uruguay : 0.9%
123,334  Uruguay Government
International Bond,
4.375
%,
10/27/2027 122,684
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 51,183
0.0
1,062,164  Uruguay Government
International Bond,
5.750
%,
10/28/2034 1,149,413
0.8
1,323,280
0.9
Venezuela : 0.1%
1,250,000
(4)
Venezuela Government
International Bond,
9.250
%,
09/15/2027 112,500
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Zambia : 0.5%
750,000
(1)(4)
Zambia Government
International Bond,
8.500
%,
04/14/2024 $ 437,677
0.3
500,000
(1)(4)
Zambia Government
International Bond,
8.970
%,
07/30/2027 289,030
0.2
726,707
0.5
Total Sovereign Bonds
(Cost $84,153,524)
85,707,045
59.0
CORPORATE BONDS/NOTES : 35.0%
Brazil : 0.8%
700,000
(1)
Banco do Brasil SA/
Cayman, 6.250%,
04/18/2030 696,325
0.5
475,000
(1)
Braskem Netherlands
Finance BV, 7.250%,
02/13/2033 467,105
0.3
1,163,430
0.8
Chile : 5.7%
700,000  Antofagasta PLC,
5.625%,
05/13/2032 696,606
0.5
900,000
(1)
Corp Nacional del
Cobre de Chile,
3.750%,
01/15/2031 818,334
0.6
1,150,000
(1)
Corp Nacional del
Cobre de Chile,
4.250%,
07/17/2042 988,183
0.7
750,000
(1)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 640,790
0.4
400,000
(1)
Empresa de Transporte
de Pasajeros Metro SA,
3.693%,
09/13/2061 263,108
0.2
700,000
(1)
Empresa Nacional
del Petroleo, 3.450%,
09/16/2031 586,681
0.4
1,500,000
(1)
Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 1,423,380
1.0
300,000
(1)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 225,969
0.2
725,000
(1)
Empresa Nacional
del Petroleo, 6.150%,
05/10/2033 724,721
0.5
1,490,000  Engie Energia Chile SA,
3.400%,
01/28/2030 1,242,568
0.8
600,000
(1)
Inversiones CMPC SA,
6.125%,
06/23/2033 604,375
0.4
8,214,715
5.7
Colombia : 0.9%
1,250,000  Ecopetrol SA, 8.625%,
01/19/2029 1,254,438
0.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Guatemala : 0.4%
700,000
(1)
CT Trust, 5.125%,
02/03/2032 $ 562,443
0.4
Indonesia : 3.7%
750,000
(1)
Hutama Karya Persero
PT, 3.750%,
05/11/2030 684,534
0.5
750,000
(1)
Pertamina Persero PT,
3.100%,
01/21/2030 662,812
0.4
1,000,000  Pertamina Persero PT,
5.625%,
05/20/2043 964,757
0.7
550,000  Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 3.000%,
06/30/2030 470,980
0.3
750,000  Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 4.125%,
05/15/2027 715,070
0.5
1,500,000
(1)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 4.125%,
05/15/2027 1,430,140
1.0
500,000
(1)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.250%,
01/25/2049 492,870
0.3
5,421,163
3.7
Isle of Man : 0.4%
650,000  AngloGold Ashanti
Holdings PLC, 3.375%,
11/01/2028 569,925
0.4
Israel : 0.4%
750,000
(1)
Israel Electric
Corp. Ltd., 3.750%,
02/22/2032 641,821
0.4
Kazakhstan : 0.8%
1,000,000
(1)
KazMunayGas National
Co. JSC, 3.500%,
04/14/2033 776,860
0.5
500,000  KazMunayGas National
Co. JSC, 5.750%,
04/19/2047 407,982
0.3
1,184,842
0.8
Luxembourg : 0.9%
1,000,000
(1)
EIG Pearl Holdings Sarl,
4.387%,
11/30/2046 785,885
0.5
550,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 572,389
0.4
1,358,274
0.9
Malaysia : 1.8%
825,000
(1)
MISC Capital Two
Labuan Ltd., 3.750%,
04/06/2027 772,594
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Malaysia: (continued)
300,000  Petronas Capital Ltd.,
2.480%,
01/28/2032 $ 250,798
0.2
1,750,000
(1)
Petronas Capital Ltd.,
4.800%,
04/21/2060 1,649,397
1.1
2,672,789
1.8
Mexico : 6.8%
750,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
4.375%,
10/14/2025 732,420
0.5
1,350,000
(1)(3)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 1,352,545
0.9
1,100,000
(1)(3)
Cemex SAB de CV,
9.125%,
12/31/2199 1,115,397
0.8
500,000
(1)
Comision Federal de
Electricidad, 4.677%,
02/09/2051 338,905
0.2
425,000
(1)
Comision Federal de
Electricidad, 4.688%,
05/15/2029 382,980
0.3
1,000,000
(1)
Comision Federal de
Electricidad, 6.264%,
02/15/2052 843,309
0.6
350,000  Petroleos Mexicanos,
5.500%,
06/27/2044 201,931
0.2
1,000,000  Petroleos Mexicanos,
6.500%,
03/13/2027 890,477
0.6
500,000  Petroleos Mexicanos,
6.500%,
01/23/2029 414,896
0.3
235,000  Petroleos Mexicanos,
6.700%,
02/16/2032 178,890
0.1
500,000  Petroleos Mexicanos,
6.750%,
09/21/2047 314,437
0.2
1,275,000  Petroleos Mexicanos,
6.875%,
08/04/2026 1,191,808
0.8
1,000,000  Petroleos Mexicanos,
6.950%,
01/28/2060 624,509
0.4
1,375,000
(1)
Petroleos Mexicanos,
10.000%,
02/07/2033 1,260,698
0.9
9,843,202
6.8
Oman : 1.6%
1,750,000
(1)
OQ SAOC, 5.125%,
05/06/2028 1,662,253
1.1
700,000
(1)
Oryx Funding Ltd.,
5.800%,
02/03/2031 677,024
0.5
2,339,277
1.6
Panama : 2.3%
991,047
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 847,221
0.6
396,419  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 338,889
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Panama: (continued)
1,425,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 $ 1,122,535
0.8
1,200,000
(1)
Empresa de
Transmision Electrica
SA, 5.125%,
05/02/2049 976,288
0.7
3,284,933
2.3
Peru : 1.0%
400,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 348,920
0.3
250,000  Petroleos del Peru SA,
4.750%,
06/19/2032 191,398
0.1
1,400,000
(1)
Petroleos del Peru SA,
5.625%,
06/19/2047 904,306
0.6
1,444,624
1.0
Poland : 0.8%
1,175,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 1,170,272
0.8
Qatar : 0.7%
1,350,000
(1)
QatarEnergy, 3.300%,
07/12/2051 993,715
0.7
Saudi Arabia : 0.4%
550,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 562,563
0.4
South Africa : 0.7%
1,000,000
(1)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 933,790
0.7
South Korea : 0.7%
1,000,000
(1)
POSCO, 5.750%,
01/17/2028 1,014,886
0.7
Thailand : 0.5%
850,000
(1)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 768,576
0.5
United Arab Emirates : 2.3%
750,000  DP World Crescent Ltd.,
3.875%,
07/18/2029 711,521
0.5
443,550
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 377,703
0.2
593,656
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 477,716
0.3
1,450,000
(1)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 1,399,070
1.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Arab Emirates: (continued)
400,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 $ 420,782
0.3
3,386,792
2.3
United Kingdom : 1.3%
675,000
(3)
HSBC Holdings PLC,
5.402%,
08/11/2033 672,793
0.5
1,150,000
(3)
HSBC Holdings PLC,
7.390%,
11/03/2028 1,214,769
0.8
1,887,562
1.3
Venezuela : 0.1%
1,000,000
(4)
Petroleos de Venezuela
SA, 9.000%,
11/17/2021 35,000
0.0
1,750,000
(4)
Petroleos de Venezuela
SA, 9.750%,
05/17/2035 62,125
0.1
97,125
0.1
Total Corporate Bonds/
Notes
(Cost $51,054,296)
50,771,157
35.0
Total Long-Term
Investments
(Cost $135,207,820)
136,478,202
94.0
SHORT-TERM INVESTMENTS : 3.8%
Commercial Paper: 3.8%
1,300,000  American Electric
Power Co., Inc.,
5.330
%,
07/11/2023 1,297,915
0.9
600,000
Duke Energy,
5.350
%,
07/13/2023 598,858
0.4
1,150,000  Enbridge (US) Inc.,
5.510
%,
07/12/2023 1,147,920
0.8
1,300,000  Mondelez International,
5.280
%,
07/05/2023 1,299,060
0.9
1,115,000  Waste Management,
Inc.,
5.330
%,
07/12/2023 1,113,048
0.8
Total Commercial Paper
(Cost $5,457,499)
5,456,801
3.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Mutual Funds: 1.5%
2,234,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $2,234,000)
$ 2,234,000
1.5
Total Short-Term
Investments
(Cost $7,691,499)
7,690,801
5.3
Total Investments in
Securities
(Cost $142,899,319) $ 144,169,003 99.3
Assets in Excess of
Other Liabilities 1,062,795 0.7
Net Assets $ 145,231,798 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30,
2023.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(4)
Defaulted security.
(5)
Rate shown is the 7-day yield as of June 30, 2023.
Currency Abbreviations:
USD United States Dollar

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES EMHCD FUND
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 85,707,045 $ — $ 85,707,045
Corporate Bonds/Notes — 50,771,157 — 50,771,157
Short-Term Investments 2,234,000 5,456,801 — 7,690,801
Total Investments, at fair value $ 2,234,000 $ 141,935,003 $ — $ 144,169,003
Other Financial Instruments+
Futures 199,872 — — 199,872
Total Assets $ 2,433,872 $ 141,935,003 $ — $ 144,368,875
Liabilities Table
Other Financial Instruments+
Futures $ (223,105) $ — $ — $ (223,105)
Total Liabilities $ (223,105) $ — $ — $ (223,105)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 40 09/29/23 $ 8,133,750 $ (97,405)
U.S. Treasury 5-Year Note 77 09/29/23 8,246,219 (124,831)
U.S. Treasury Ultra Long Bond 16 09/20/23 2,179,500 (869)
$ 18,559,469 $ (223,105)
Short Contracts:
U.S. Treasury 10-Year Note (2) 09/20/23 (224,531) 1,683
U.S. Treasury Long Bond (9) 09/20/23 (1,142,156) 6,731
U.S. Treasury Ultra 10-Year Note (145) 09/20/23 (17,173,438) 191,458
$ (18,540,125) $ 199,872
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,651,792
Gross Unrealized Depreciation (1,397,013)
Net Unrealized Appreciation $ 1,254,779